Share Capital and Warrants - Summary of Issued and Outstanding (Parentheticals) (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted Share Units
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares vested	50,000	87,500